Supplemental cash flow disclosures - Summary Of Represents Supplemental Cash Flow Disclosures (Parenthetical) (Details) $ in Millions	12 Months Ended
Mar. 31, 2023 USD ($)
Supplemental Cash Flow Elements [Abstract]
Insurance recoverable set off	$ 22.3